Right-Of-Use Asset/Lease Liability (Details) - Schedule of Office Space - MYR (RM)	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Right-of-use asset [Member]
Right-of-use asset
Right-of-use asset cost Beginning balance	RM 280,288	RM 222,984
Additional		280,288
Right-of-use asset cost Ending balance	280,288	503,272
Accumulated depreciation
Net carrying amount	197,240	259,526
Accumulated depreciation [Member]
Accumulated depreciation
Right-of-use asset accumulated depreciation Beginning balance	(20,762)	(116,801)
Charge for the period/year	(62,286)	(126,945)
Right-of-use asset accumulated depreciation Ending balance	(83,048)	(243,746)
Lease liability [Member]
Lease liability
Lease liability Beginning balance	260,592	108,069
Addition		280,288
Interest charged	5,916	4,235
Lease liability Ending balance	266,508	392,592
Payment of:
principal	(60,084)	(127,765)
interest	(5,916)	(4,235)
Payments	(66,000)	(132,000)
Lease liability Ending balance	RM 200,508	RM 260,592